Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost capitalized to fixed assets	$ 5,945,638	$ 117,644,548	$ 98,844,464	$ 67,773,593
Depreciation and amortization		156,704,513	150,439,491	167,951,250
Plugging and abandonment cost		850,015	1,698,312	1,401,870
Provisions for plugging wells		68,797,600	64,967,710
Non-financial assets held for sale reclassified to fixed assets		4,652,314
Transfers from wells unassigned to a reserve		(16,440,645)	(16,393,773)
Net impairment		151,444,560
Net reversal of impairment			(331,314,343)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost capitalized to fixed assets		$ 3,060,963	$ 3,667,752	$ 5,258,854